INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES (Tables)
Unrecognized tax benefits, opening balance	$ 365	$ 348
Prior period tax position increases	0	0
Additions based on tax positions related to current year	27	17
Unrecognized tax benefits, ending balance	$ 392	$ 365